SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details) - Notes Payable to Banks [Member]	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
2025	$ 1,366,350
2026	507,260
2027	507,260
2028	409,267
2029	135,462
Thereafter	188,362
Total	$ 3,113,961